Cover	Mar. 25, 2025
Cover [Abstract]
Entity Registrant Name	ACCESS Newswire Inc.
Entity Central Index Key	0000843006
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 25, 2025
Entity File Number	1-10185
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-1331503
Entity Address Address Line 1	One Glenwood Drive
Entity Address Address Line 2	Suite 1001
Entity Address City Or Town	Raleigh
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27603
City Area Code	919
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	481-4000
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	ACCS
Security Exchange Name	NYSE